Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Goodwill

The following table shows the changes in goodwill by reportable segment and in total:

December 31	Mid- America Group	Southeast Group	West Group	Cement	Total
(add 000)	2015
Balance at beginning of period	$282,117	$50,346	$852,436	$883,900	$2,068,799
Acquisitions	—	—	8,464	—	8,464
Adjustments to purchase price allocations	—	—	15,538	(18,634)	(3,096)
Divestitures	(714)	—	(5,218)	—	(5,932)
Balance at end of period	$281,403	$50,346	$871,220	$865,266	$2,068,235

	2014
Balance at beginning of period	$263,967	$50,346	$302,308	$—	$616,621
Division reorganization	18,150	—	(18,150)	—	—
Acquisitions	—	—	600,372	883,900	1,484,272
Divestitures	—	—	(32,094)	—	(32,094)
Balance at end of period	$282,117	$50,346	$852,436	$883,900	$2,068,799

Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2015
Noncompetition agreements	$6,274	$(6,069)	$205
Customer relationships	35,805	(10,448)	25,357
Operating permits	450,419	(12,294)	438,125
Use rights and other	16,746	(8,030)	8,716
Trade names	12,800	(3,408)	9,392
Total	$522,044	$(40,249)	$481,795

	2014
Noncompetition agreements	$6,274	$(5,971)	$303
Customer relationships	36,610	(7,654)	28,956
Operating permits	498,462	(5,575)	492,887
Use rights and other	15,385	(6,940)	8,445
Trade names	12,800	(1,143)	11,657
Total	$569,531	$(27,283)	$542,248

Intangible Assets Deemed to Indefinite Life and Not Being Amortized

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Cement	Magnesia Specialties	Total
(add 000)	2015
Operating permits	$6,600	$—	$—	$6,600
Use rights	10,175	9,137	—	19,312
Trade names	—	280	2,565	2,845
Total	$16,775	$9,417	$2,565	$28,757
	2014
Operating permits	$6,600	$—	$—	$6,600
Use rights	9,975	19,437	—	29,412
Trade names	—	14,380	2,565	16,945
Total	$16,575	$33,817	$2,565	$52,957

Schedule of Acquired Intangibles

During 2015, the Corporation acquired $2,953,000 of intangibles, consisting of the following:

(add 000, except year data)	Amount	Weighted-average amortization period
Subject to amortization:
Customer relationships	$375	13.3 years
Operating permits	1,017	26.5 years
Use rights and other	1,361	22.1 years
	2,753	22.5 years
Not subject to amortization:
Use rights	200	N/A
	200
Total	$2,953

Estimated Amortization Expense of Intangible Assets

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2016	$13,431
2017	13,345
2018	12,557
2019	11,665
2020	11,630
Thereafter	419,167
Total	$481,795